Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income [Abstract]
Components of accumulated other comprehensive income

The components of accumulated other comprehensive (loss) income, net of tax, were as follows:

December 31	2014	2013
Foreign currency translation	$(26.4)	$239.5
Translation loss on net investment hedge, net of income taxes of $(16.4) and $(36.7), respectively	(24.5)	(60.6)
Translation loss on long-term intercompany loans	(73.4)	(73.6)
Unrealized gain on investments, net of income taxes of $3.7 and $1.6, respectively	16.7	11.5
Defined benefit pension plans, net of income taxes of $(30.1) and $(21.8), respectively	(52.1)	(39.7)
Retiree health care plan, net of income taxes of $2.4 and $2.7, respectively	4.5	5.1
Accumulated other comprehensive (loss) income	$(155.2)	$82.2